Taxes	6 Months Ended
Apr. 30, 2025
Taxes [Abstract]
Taxes
13.	Taxes

(a) Corporation income tax

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

BVI

MaxsMaking Inc. is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI. Additionally, upon payments of dividends by the Company or its subsidiaries to their shareholders, no withholding tax will be imposed.

Hong Kong

MaxsMaking Holding Limited is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from 2022. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, MaxsMaking Holding Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. For the six months ended April 30, 2025 and 2024, the Company provided provision of income tax expenses of nil against MaxsMaking Holding Limited.

PRC

The Company’s operating subsidiary is incorporated in the PRC and is subject to PRC income tax, which is computed according to the relevant laws regulations in the PRC. Under the Corporation Income Tax Law of PRC, current corporation income tax rate of 25% is applicable to all companies, including both domestic and foreign-invested companies.

In accordance with the implementation rules of Enterprise Income Tax Laws of the PRC (the “EIT Laws”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiaries, Supreme Technology, Zhejiang Alliance and Shanghai Lvzao, are qualified as HNTE in 2019, 2021 and 2021, respectively.

In addition, in accordance with Announcement on Corporate Income Tax Policies for Promoting High-quality Development of Integrated Circuit Industry and Software Industry, promulgated on December 11, 2020 and effective on January 1, 2020, an entity recognized as the “Software Enterprise” will be exempted from corporate income tax for the first two years after making profits and will be subject to corporate income tax at a tax rate of 12.5% (half of the statutory corporate income tax rate of 25%) for the third to fifth years. The Company’s subsidiary, Shanghai Lvzao, was recognized as the “Software Enterprise” from May 30, 2022 to May 29, 2023 and from May 30, 2023 to May 29, 2024, and started making profits from January 2023, and thus was exempted from corporate income tax in the year of 2023 and 2024, and will be subject to corporate income tax at the rate of 12.5% from the year of 2025 to 2027.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended April 30, 2025 and 2024 as follows:

	For the Six Months Ended April 30,
	2025	2024
	USD	USD
Income before income taxes	174,800	1,008,868
PRC statutory tax rate	25%	25%
Income tax computed at PRC statutory tax rate	79,906	309,987
Preferential tax treatments	83,752	275,100
Non-deductible expense	3,781	611
Additional deduction for research and development expenses	-	(9,208)
Tax-exempted income	(304)	(1,284)
Total	(370)	25,006

	For the Six Months Ended April 30,
	2025	2024
	USD	USD
Current income tax expense	19,812	27,131
Deferred income tax expense	(20,182)	(2,125)
Total	(370)	25,006

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of April 30, 2025 and October 31, 2024 are as follows:

	April 30, 2025	October 31, 2024
Deferred tax assets
Expected credit loss	$21,266	$1,149
Net operating loss carry-forward	23,141	23,389
Total	$44,407	$24,538

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, the company will realize the benefits of those deductible differences as of April 30, 2025 and October 31, 2024.